SCHEDULE OF ACCOUNTS RECEIVABLE NET OF ALLOWANCE FOR CREDIT LOSS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Credit Loss [Abstract]
Accounts receivable	$ 1,467,833	$ 1,117,066
Less: allowance for expected credit loss	(38,534)	(5,068)	$ (5,590)
Total	$ 1,429,299	$ 1,111,998